CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) - ₪ / shares	Dec. 31, 2015	Dec. 31, 2014
Ordinary shares, par value per share	₪ 0.9	₪ 0.9
Ordinary shares, shares authorized	10,000,000	10,000,000
Ordinary shares, shares issued	9,082,817	9,082,817
Ordinary shares, shares outstanding	8,808,344	8,808,344
Treasury stock, shares	274,473	274,473